Unaudited Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Non-current assets
Intangible assets	$ 85	$ 93
Property and equipment	4,724	5,174
Government grants receivables, non-current	117
Tax receivables, non-current	401
Leasehold deposits, non-current	148	191
Total non-current assets	5,475	5,458
Current assets
Prepayments and other receivables	1,894	1,138
Deferred offering costs	87
Government grants receivable, current	528	563
Tax receivables, current	768	838
Cash and cash equivalents	25,252	32,166
Total current assets	28,529	34,705
TOTAL ASSETS	34,004	40,163
EQUITY AND LIABILITIES
Share capital	3,844	3,755
Other reserves	76,632	79,114
Accumulated deficit	(60,326)	(50,432)
Total equity	20,150	32,437
Non-current liabilities
Lease liabilities, non-current	1,967	2,206
Borrowings, non-current	7,338	1,044
Provisions	141	153
Total non-current liabilities	9,446	3,403
Current liabilities
Lease liabilities, current	292	314
Warrant liability	625
Borrowings, current	119	126
Trade payables	2,439	2,848
Other payables	933	1,035
Total current liabilities	4,408	4,323
Total liabilities	13,854	7,726
TOTAL EQUITY AND LIABILITIES	$ 34,004	$ 40,163